Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000203122 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203122 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203122 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203122 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203122 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203122 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203122 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203122 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203122 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203122 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203122 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203122 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203122 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203122 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203122 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203122 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203122 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203122 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203122 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203122 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203122 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203122 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203122 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203122 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203123 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203123 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203123 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203123 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203123 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203123 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203123 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203123 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203123 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203123 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203123 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203123 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203123 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203123 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203123 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203123 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203123 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203123 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203123 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203123 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203123 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203123 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203117 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203117 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203117 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203117 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203117 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203117 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203117 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203117 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203117 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203117 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203117 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203117 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203117 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203117 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203117 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203117 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203117 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203117 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203117 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203117 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203117 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203117 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203117 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203117 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203118 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203118 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203118 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203118 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203118 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203118 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203118 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203118 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203118 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203118 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203118 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203118 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203118 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203118 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203118 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203118 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203118 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203118 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203118 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203118 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203118 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203118 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203118 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203118 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203119 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203119 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203119 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203119 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203119 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203119 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203119 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203119 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203119 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203119 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203119 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203119 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203119 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203119 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203119 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203119 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203119 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203119 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203119 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203119 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203119 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203119 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203119 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203119 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203121 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203121 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000203121 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203121 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203121 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203121 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203121 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203121 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203121 | GE Aerospace
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203121 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203121 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000203121 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203121 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203121 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000203121 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203121 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203121 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203121 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203121 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203121 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203121 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203121 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000203121 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000203121 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%